Expense Example - ClearBridge Mid Cap Growth Fund	Mar. 01, 2021 USD ($)
Class A
Expense Example:
Expense Example, with Redemption, 1 Year	$ 690
Expense Example, with Redemption, 3 Years	979
Expense Example, with Redemption, 5 Years	1,290
Expense Example, with Redemption, 10 Years	2,171
Class C
Expense Example:
Expense Example, with Redemption, 1 Year	298
Expense Example, with Redemption, 3 Years	656
Expense Example, with Redemption, 5 Years	1,141
Expense Example, with Redemption, 10 Years	2,478
Class R
Expense Example:
Expense Example, with Redemption, 1 Year	148
Expense Example, with Redemption, 3 Years	564
Expense Example, with Redemption, 5 Years	1,006
Expense Example, with Redemption, 10 Years	2,234
Class A2
Expense Example:
Expense Example, with Redemption, 1 Year	709
Expense Example, with Redemption, 3 Years	1,018
Expense Example, with Redemption, 5 Years	1,349
Expense Example, with Redemption, 10 Years	2,283
Class I
Expense Example:
Expense Example, with Redemption, 1 Year	87
Expense Example, with Redemption, 3 Years	332
Expense Example, with Redemption, 5 Years	595
Expense Example, with Redemption, 10 Years	1,350
Class IS
Expense Example:
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	311
Expense Example, with Redemption, 5 Years	564
Expense Example, with Redemption, 10 Years	$ 1,288